Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	QUAKER INVESTMENT TRUST
Central Index Key	0000870355
Amendment Flag	false
Document Creation Date	Feb. 01, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Quaker Impact Growth Fund | Advisor Class
Prospectus:
Trading Symbol	QUAGX
Quaker Impact Growth Fund | Institutional Class
Prospectus:
Trading Symbol	QAGIX
Quaker Small/Mid-Cap Impact Value Fund | Advisor Class
Prospectus:
Trading Symbol	QUSVX
Quaker Small/Mid-Cap Impact Value Fund | Institutional Class
Prospectus:
Trading Symbol	QSVIX